UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C.  20549

                         FORM 13F

                    FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: MARCH 31, 2000

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE):  [ ] IS A RESTATEMENT.
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INVESTMENT ACCOUNTING MANAGER FILING THIS REPORT:

NAME:  UNIVERSITY OF DELAWARE
ADDRESS:  309 HULLIHEN HALL
          NEWARK, DE  19716

THE INVESTMENT ACCOUNTING MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  SHARON FLYNN
TITLE:  INVESTMENT ACCOUNTING MANAGER
PHONE:  302-831-2121
SIGNATURE, PLACE, AND DATE OF SIGNING:
    SHARON D. FLYNN    NEWARK, DE     APRIL 13, 2000


REPORT TYPE (CHECK ONLY ONE):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
               FORM 13F INFORMATION TABLE

NAME      TITLE               FMV               INVSTMT  VOTING
OF ISSUER OF CLASS  CUSIP    (X$1000)  SHARES    DSCRTN   AUTH
ASTROPOWER  COM    04644A-101     606    18,760     SOLE    SOLE